13. Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

NOTE 12 – STOCK-BASED COMPENSATION

Stock-based compensation expense for the nine months ended September 30, 2020 and 2019 was $1,391,807 and $1,606,355, respectively, based on the vesting schedule of the stock grants and options. Stock based compensation expense for the three months ended September 30, 2020 and 2019 was $399,258 and $509,219, respectively, based on the vesting schedule of the stock grants and options. No cash flow effects are anticipated for stock grants.

In January 2017, the Company began granting Common Stock to attract, retain, and reward employees. In January 2018, the Company implemented an equity incentive plan to reward and attract employees and directors and compensate vendors for services when applicable. In May 2019, the Company adopted a new equity incentive plan, authorizing an aggregate of 3,500,000 shares of Common Stock for issuance thereunder. This equity incentive plan was approved by the Company’s shareholders on May 23, 2019.

Stock grants under the equity incentive plans are valued at the price of the stock on the date of grant. The fair value of stock options granted under the equity incentive plans is calculated using the Black-Scholes pricing model based on the estimated market value of the underlying stock at the valuation measurement date, the remaining contractual term of the stock options, risk-free interest rate, and expected volatility of the underlying Common Stock. There is a moderate degree of subjectivity involved when estimating the value of stock options with the Black-Scholes option pricing model as the assumptions used are moderately judgmental. Stock grants and stock options are sometimes offered as part of an employment offer package, to ensure continuity of service or as a reward for performance. Stock grants and stock options typically require a 1 to 3 year period of continued employment or service performance before the stock grant or stock option vests.

Stock Grants:

The following table shows stock grant activity for the nine months ended September 30, 2020:

Grants outstanding as of December 31, 2019	412,501
Grants awarded	794,166
Forfeiture/Cancelled	(200,000)
Grants vested	(253,333)
Grants outstanding as of September 30, 2020	753,334

As of September 30, 2020, the Company has $393,215 in unrecognized share-based compensation expense related to these stock grants.

Stock Options:

The following table shows stock option activity for the nine months ended September 30, 2020:

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding as of December 31, 2019	1,702,167	9.21	$1.21
Issued	2,425,000	9.49	$1.00
Exercised	–	–	–
Expired	(297,501)	9.19	$1.21
Stock options outstanding at September 30, 2020	3,829,666	9.35	$1.05
Stock options exercisable at September 30, 2020	1,437,578	8.88	$1.12

As of September 30, 2020, the Company has $1,919,523 in unrecognized share-based compensation expense related to these stock options.

NOTE 13 – STOCK-BASED COMPENSATION

Stock-based compensation expense for the years ended December 31, 2019 and 2018 was $1,830,426 and $1,245,826, respectively based on the vesting schedule of the stock grants and options. During the year ended December 31, 2019, 1,361,966 shares vested and were issued to employees. No cash flow affects are anticipated for stock grants.

In January 2017, the Company began granting stock to attract, retain, and reward employees with Common Stock. Stock grants are offered as part of the employment offer package, to ensure continuity of employment or as a reward for performance. Each of these grants requires a specific tenure of employment before the grant vests with typical vesting periods of 1 to 3 years of employment.

In January 2018, the Company implemented an equity incentive plan to reward and attract employees and compensate vendors for services when applicable. Stock options are offered as part of an employment offer package, to ensure continuity of service or as a reward for performance. The stock option plan authorizes 3,000,000 shares of common stock. 1,995,499 options have been awarded under the Plan as of December 31, 2019 and 1,259,000 options were awarded as of December 31, 2018.

In May 2019, the Company adopted a new equity incentive plan, authorizing an aggregate of 3,500,000 shares of Common Stock for issuance thereunder. Stock grants under the equity incentive programs are valued at the price of the stock on the date of grant. The fair value of the options is calculated using the Black-Scholes pricing model based on the estimated market value of the underlying common stock at the valuation measurement date $0.90, the remaining contractual term of the options of 10 years, risk-free interest rate of 2.75% and expected volatility of the price of the underlying common stock of 100%. There is a moderate degree of subjectivity involved when using option pricing models to estimate the options and the assumptions used in the Black Scholes option-pricing model are moderately judgmental. Stock options and stock grants are sometimes offered as part of an employment offer package, to ensure continuity of service or as a reward for performance.

The following schedule shows stock grant activity for the year ended December 31, 2019:

Grants outstanding as of December 31, 2018	1,802,667
Grants awarded	41,800
Forfeiture/Cancelled	(70,000)
Grants vested	(1,361,966)
Grants outstanding as of December 31, 2019	412,501

The following table summarizes stock grant vesting periods.

Number of	Unrecognized stock compensation	Year Ending
Shares	expense	December 31,
264,167	$142,552	2020
148,334	34,775	2021
412,501	$177,327

The following schedule shows stock option activity for the year ended December 31, 2019.

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding as of December 31, 2018	1,184,000	9.68	$1.15
Issued	736,499	9.20	$1.38
Exercised	–	–	–
Expired	218,332	9.12	$1.33
Stock options outstanding at December 31, 2019	1,702,167	9.21	$1.21
Stock options exercisable at December 31, 2019	703,538	8.89	$1.17

The following table summarizes stock option vesting periods under the two stock options plans.

Number of	Unrecognized stock compensation	Year Ending
Shares	expense	December 31,
540,998	$359,521	2020
408,964	120,015	2021
48,667	10,400	2022
998,629	$489,936